Acquisition of Aquila Biolabs GmbH (Details)	1 Months Ended
Apr. 29, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 201,100
Accounts receivable	159,200
Inventory	187,500
Prepaid expenses and other current assets	25,400
Property, plant and equipment	40,200
Deferred tax assets	800,300
Tradename	452,300
Non-compete agreements	784,500
In-process research and development	742,100
Customer relationships	252,200
Patents and other intangibles	286,200
Total assets acquired	3,931,000
Fair value of liabilities assumed:
Accounts payable	(39,300)
Accrued expenses	(90,300)
Other current liabilities	(59,400)
Total liabilities assumed	(189,000)
Total identifiable net assets	3,742,000
Fair value of consideration transferred	7,880,100
Goodwill	$ 4,138,100
Customer relationships
Fair value of liabilities assumed:
Useful life	9 years
Non-compete agreements
Fair value of liabilities assumed:
Useful life	4 years
Tradename
Fair value of liabilities assumed:
Useful life	6 years
In-process research and development
Fair value of liabilities assumed:
Useful life	5 years
Patents and Other Intangibles
Fair value of liabilities assumed:
Useful life	7 years